Quarterly Holdings Report
for
Fidelity® MSCI Consumer Discretionary Index ETF
October 31, 2022
T01-NPRT1-1222
1.9584803.108

Schedule of Investments October 31, 2022 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.8%
		Shares	Value
AUTO COMPONENTS – 2.3%
Auto Parts & Equipment – 2.2%
Adient PLC (a)		26,878	$ 940,192
American Axle & Manufacturing Holdings, Inc. (a)		46,079	446,505
Aptiv PLC (a)		66,011	6,011,622
Autoliv, Inc.		21,709	1,744,318
BorgWarner, Inc.		60,747	2,279,835
Dana, Inc.		39,885	636,565
Dorman Products, Inc. (a)		7,825	638,676
Fox Factory Holding Corp. (a)		11,867	1,042,516
Gentex Corp.		61,348	1,625,109
Gentherm, Inc. (a)		10,023	585,544
Holley, Inc. (a)		6,248	24,867
LCI Industries		7,265	770,889
Lear Corp.		15,343	2,128,228
Luminar Technologies, Inc. (a)		45,933	371,598
Modine Manufacturing Co. (a)		9,822	176,010
Patrick Industries, Inc.		4,904	224,162
Solid Power, Inc. (a)		21,409	120,104
Standard Motor Products, Inc.		8,384	318,005
Stoneridge, Inc. (a)		13,755	287,067
Tenneco, Inc. Class A (a)		28,324	557,983
Visteon Corp. (a)		8,049	1,050,153
XPEL, Inc. (a)		4,320	298,901
			22,278,849
Tires & Rubber – 0.1%
The Goodyear Tire & Rubber Co. (a)		78,943	1,002,576
TOTAL AUTO COMPONENTS	23,281,425
AUTOMOBILES – 17.1%
Automobile Manufacturers – 17.0%
Canoo, Inc. (a)		19,566	26,805
Faraday Future Intelligent Electric, Inc. (a)		9,443	5,100
Fisker, Inc. (a)		36,883	300,597
Ford Motor Co.		950,139	12,703,359
General Motors Co.		331,244	13,001,327
Lordstown Motors Corp. Class A (a)		27,205	49,241
Lucid Group, Inc. (a)		98,461	1,407,008
Rivian Automotive, Inc. Class A (a)		74,154	2,593,165
Tesla, Inc. (a)		628,865	143,091,942
Thor Industries, Inc.		15,060	1,226,938
Winnebago Industries, Inc.		10,453	623,940
Workhorse Group, Inc. (a)		32,396	87,469
			175,116,891
Motorcycle Manufacturers – 0.1%
Harley-Davidson, Inc.		38,960	1,675,280
TOTAL AUTOMOBILES	176,792,171

		Shares	Value
DISTRIBUTORS – 1.3%
Distributors – 1.3%
Funko, Inc. Class A (a)		6,343	$ 130,983
Genuine Parts Co.		34,939	6,214,251
LKQ Corp.		67,364	3,748,133
Pool Corp.		9,940	3,024,046
TOTAL DISTRIBUTORS	13,117,413
DIVERSIFIED CONSUMER SERVICES – 1.2%
Education Services – 0.6%
2U, Inc. (a)		15,392	95,276
Adtalem Global Education, Inc. (a)		16,384	683,213
American Public Education, Inc. (a)		14,729	188,678
Bright Horizons Family Solutions, Inc. (a)		15,679	1,024,152
Chegg, Inc. (a)		34,508	744,338
Coursera, Inc. (a)		11,896	153,339
Duolingo, Inc. (a)		3,720	304,445
Graham Holdings Co. Class B		1,172	731,176
Grand Canyon Education, Inc. (a)		10,046	1,010,929
Laureate Education, Inc. Class A		38,608	488,005
Perdoceo Education Corp. (a)		29,955	342,386
Strategic Education, Inc.		7,761	535,509
Stride, Inc. (a)		13,356	447,560
			6,749,006
Specialized Consumer Services – 0.6%
ADT, Inc.		32,189	272,319
Carriage Services, Inc.		7,116	173,701
European Wax Center, Inc. Class A		5,111	73,496
Frontdoor, Inc. (a)		25,232	556,618
H&R Block, Inc.		43,494	1,789,778
Mister Car Wash, Inc. (a)		15,919	140,565
OneSpaWorld Holdings Ltd. (a)		30,755	278,948
Rover Group, Inc. (a)		11,678	51,266
Service Corp. International		40,547	2,457,554
The Beachbody Co., Inc. (a)		15,584	15,740
Vivint Smart Home, Inc. (a)		6,386	48,853
WW International, Inc. (a)		23,546	106,428
			5,965,266
TOTAL DIVERSIFIED CONSUMER SERVICES	12,714,272
HOTELS, RESTAURANTS & LEISURE – 19.8%
Casinos & Gaming – 2.0%
Accel Entertainment, Inc. (a)		27,906	274,037
Bally's Corp. (a)		13,795	310,939
Boyd Gaming Corp.		22,346	1,290,705
Caesars Entertainment, Inc. (a)		50,831	2,222,840
Churchill Downs, Inc.		8,927	1,856,013
DraftKings Inc. Class A (a)		89,747	1,418,003
Everi Holdings, Inc. (a)		29,774	565,110
Golden Entertainment, Inc. (a)		3,945	166,558
Las Vegas Sands Corp. (a)		86,121	3,273,459

2	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
HOTELS, RESTAURANTS & LEISURE – continued
Casinos & Gaming – continued
Light & Wonder, Inc. Class A (a)	21,345	$ 1,198,308
MGM Resorts International	87,880	3,125,892
Monarch Casino & Resort, Inc. (a)	5,521	438,423
Penn Entertainment, Inc. (a)	44,495	1,472,784
Red Rock Resorts, Inc. Class A	16,905	704,093
Rush Street Interactive, Inc. (a)	9,528	39,541
Wynn Resorts Ltd. (a)	28,168	1,799,935
		20,156,640
Hotels, Resorts & Cruise Lines – 6.4%
Airbnb, Inc. Class A (a)	89,767	9,596,990
Booking Holdings, Inc. (a)	9,828	18,373,249
Carnival Corp. (a)	232,948	2,110,509
Choice Hotels International, Inc.	9,676	1,256,332
Expedia Group, Inc. (a)	36,082	3,372,585
Hilton Grand Vacations, Inc. (a)	24,379	956,632
Hilton Worldwide Holdings, Inc.	67,684	9,154,938
Hyatt Hotels Corp. Class A (a)	12,031	1,133,441
Lindblad Expeditions Holdings, Inc. (a)	18,601	156,062
Marriott International, Inc. Class A	67,069	10,738,418
Marriott Vacations Worldwide Corp.	10,577	1,562,858
Membership Collective Group, Inc. Class A (a)	3,250	14,885
Norwegian Cruise Line Holdings Ltd. (a)	108,935	1,839,912
Playa Hotels & Resorts N.V. (a)	47,802	294,938
Royal Caribbean Cruises Ltd. (a)	57,243	3,055,631
Target Hospitality Corp. (a)	6,486	78,935
Travel + Leisure Co.	23,335	886,263
Wyndham Hotels & Resorts, Inc.	23,908	1,815,334
		66,397,912
Leisure Facilities – 0.5%
Bowlero Corp. (a)	7,745	112,767
F45 Training Holdings, Inc. (a)	4,263	14,238
Life Time Group Holdings, Inc. (a)	5,335	55,964
Planet Fitness, Inc. Class A (a)	21,884	1,432,964
RCI Hospitality Holdings, Inc.	1,588	134,075
SeaWorld Entertainment, Inc. (a)	14,360	835,178
Six Flags Entertainment Corp. (a)	23,312	519,858
Vail Resorts, Inc.	10,192	2,233,373
		5,338,417
Restaurants – 10.9%
Aramark	59,526	2,172,699
BJ's Restaurants, Inc. (a)	11,075	363,814
Bloomin' Brands, Inc.	27,066	649,855
Brinker International, Inc. (a)	15,499	517,512
Chipotle Mexican Grill, Inc. (a)	6,742	10,101,741
Chuys Holdings, Inc. (a)	3,511	102,872

		Shares	Value

Cracker Barrel Old Country Store, Inc.		6,656	$ 760,248
Darden Restaurants, Inc.		31,610	4,524,656
Dave & Buster's Entertainment, Inc. (a)		12,985	517,452
Denny's Corp. (a)		29,149	330,258
Dine Brands Global, Inc.		5,792	417,545
Domino's Pizza, Inc.		9,084	3,018,068
Dutch Bros, Inc. Class A (a)		5,580	205,958
El Pollo Loco Holdings, Inc.		17,785	178,561
Jack in the Box, Inc.		7,094	625,904
Krispy Kreme, Inc.		14,120	202,622
McDonald's Corp.		178,157	48,576,288
Papa John's International, Inc.		9,848	715,260
Portillo's, Inc. Class A (a)		5,922	126,968
Ruth's Hospitality Group, Inc.		15,417	320,365
Shake Shack, Inc. Class A (a)		11,300	627,941
Starbucks Corp.		276,614	23,952,006
Texas Roadhouse, Inc.		17,483	1,729,943
The Cheesecake Factory, Inc.		15,626	559,567
The Wendy's Co.		52,477	1,090,472
Wingstop, Inc.		9,006	1,426,460
Yum! Brands, Inc.		70,213	8,302,687
			112,117,722
TOTAL HOTELS, RESTAURANTS & LEISURE	204,010,691
HOUSEHOLD DURABLES – 4.0%
Consumer Electronics – 0.4%
Garmin Ltd.		38,018	3,347,104
GoPro, Inc. Class A (a)		52,251	284,768
Snap One Holdings Corp. (a)		1,939	23,113
Sonos, Inc. (a)		31,649	510,182
Universal Electronics, Inc. (a)		8,375	170,934
Vuzix Corp. (a)		11,693	58,465
			4,394,566
Home Furnishings – 0.4%
Ethan Allen Interiors, Inc.		11,515	294,669
La-Z-Boy, Inc.		15,918	394,289
Leggett & Platt, Inc.		35,359	1,193,366
Mohawk Industries, Inc. (a)		13,396	1,269,271
Purple Innovation, Inc. (a)		4,565	16,069
Tempur Sealy International, Inc.		46,585	1,252,670
The Lovesac Co. (a)		2,570	62,554
			4,482,888
Homebuilding – 2.7%
Cavco Industries, Inc. (a)		2,740	621,076
Century Communities, Inc.		9,911	441,139
D.R. Horton, Inc.		82,331	6,329,607
Dream Finders Homes, Inc. Class A (a)		2,482	27,550
Green Brick Partners, Inc. (a)		13,787	318,893

Quarterly Report	3

Common Stocks – continued
		Shares	Value
HOUSEHOLD DURABLES – continued
Homebuilding – continued
Hovnanian Enterprises, Inc. Class A (a)		789	$ 31,820
Installed Building Products, Inc.		8,276	711,736
KB Home		23,108	665,973
Lennar Corp. Class A		64,208	5,181,586
LGI Homes, Inc. (a)		6,619	609,279
M.D.C. Holdings, Inc.		17,301	526,988
M/I Homes, Inc. (a)		9,869	409,465
Meritage Homes Corp. (a)		10,507	800,213
NVR, Inc. (a)		797	3,377,487
PulteGroup, Inc.		62,409	2,495,736
Skyline Champion Corp. (a)		15,604	908,309
Taylor Morrison Home Corp. (a)		32,533	856,919
Toll Brothers, Inc.		29,286	1,261,641
TopBuild Corp. (a)		8,586	1,460,822
Tri Pointe Homes, Inc. (a)		32,253	540,238
			27,576,477
Household Appliances – 0.3%
Cricut, Inc. Class A (a)		3,682	32,733
Helen of Troy Ltd. (a)		6,480	613,138
iRobot Corp. (a)		9,505	537,033
Traeger, Inc. (a)		5,909	24,522
Weber, Inc. Class A		3,106	20,686
Whirlpool Corp.		14,752	2,039,316
			3,267,428
Housewares & Specialties – 0.2%
Newell Brands, Inc.		102,870	1,420,635
Tupperware Brands Corp. (a)		8,507	65,759
			1,486,394
TOTAL HOUSEHOLD DURABLES	41,207,753
INTERNET & DIRECT MARKETING RETAIL – 21.5%
Internet & Direct Marketing Retail – 21.5%
1-800-FLOWERS.com, Inc. Class A (a)		17,046	124,265
Amazon.com, Inc. (a)		1,928,514	197,556,974
BARK, Inc. (a)		8,382	15,339
Boxed, Inc. (a)		3,592	1,796
CarParts.com, Inc. (a)		7,516	35,175
Chewy, Inc. Class A (a)		21,726	841,448
ContextLogic, Inc. Class A (a)		98,764	77,332
DoorDash, Inc. Class A (a)		45,761	1,991,976
Duluth Holdings, Inc. Class B (a)		5,118	44,527
eBay, Inc.		143,406	5,713,295
Etsy, Inc. (a)		31,337	2,942,858
Groupon, Inc. (a)		13,782	101,573
Lands' End, Inc. (a)		12,647	132,541
Liquidity Services, Inc. (a)		5,618	96,517
MercadoLibre, Inc. (a)		11,018	9,934,049
Overstock.com, Inc. (a)		13,274	308,621

		Shares	Value

PetMed Express, Inc.		11,314	$ 241,214
Porch Group, Inc. (a)		11,890	16,170
Poshmark, Inc. Class A (a)		2,200	39,292
Quotient Technology, Inc. (a)		44,960	110,602
Qurate Retail, Inc. Class A		118,800	277,992
Revolve Group, Inc. (a)		14,144	339,456
Stitch Fix, Inc. Class A (a)		18,282	73,128
The RealReal, Inc. (a)		17,286	29,213
ThredUp, Inc. Class A (a)		6,153	7,568
Wayfair, Inc. Class A (a)		17,694	670,957
			221,723,878
Internet Retail – 0.0%
Vivid Seats, Inc. Class A (a)		3,137	25,723
Xometry, Inc. Class A (a)		2,678	160,841
			186,564
TOTAL INTERNET & DIRECT MARKETING RETAIL	221,910,442
LEISURE PRODUCTS – 1.1%
Leisure Products – 1.1%
Acushnet Holdings Corp.		12,355	575,372
AMMO, Inc. (a)		15,430	50,148
Brunswick Corp.		20,204	1,427,817
Clarus Corp.		4,990	60,429
Hasbro, Inc.		33,121	2,161,145
Johnson Outdoors, Inc. Class A		3,589	188,853
Latham Group, Inc. (a)		7,730	34,167
Malibu Boats, Inc. Class A (a)		7,420	392,518
Mattel, Inc. (a)		89,311	1,693,337
Peloton Interactive, Inc. Class A (a)		67,916	570,494
Polaris, Inc.		15,005	1,524,508
Smith & Wesson Brands, Inc.		20,897	235,927
Sturm Ruger & Co., Inc.		6,311	354,236
Topgolf Callaway Brands Corp. (a)		34,099	638,333
Vista Outdoor, Inc. (a)		17,152	498,094
YETI Holdings, Inc. (a)		22,837	732,611
TOTAL LEISURE PRODUCTS	11,137,989
MULTILINE RETAIL – 4.6%
Department Stores – 0.4%
Dillard's, Inc. Class A		1,973	648,703
Kohl's Corp.		36,301	1,087,215
Macy's, Inc.		76,069	1,586,038
Nordstrom, Inc.		32,379	658,589
			3,980,545
General Merchandise Stores – 4.2%
Big Lots, Inc.		11,548	217,911
Dollar General Corp.		55,972	14,275,659
Dollar Tree, Inc. (a)		54,591	8,652,673
Franchise Group, Inc.		6,124	185,863
Ollie's Bargain Outlet Holdings, Inc. (a)		16,476	922,656
4	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
		Shares	Value
MULTILINE RETAIL – continued
General Merchandise Stores – continued
Target Corp.		115,292	$ 18,936,711
			43,191,473
TOTAL MULTILINE RETAIL	47,172,018
SPECIALTY RETAIL – 21.3%
Apparel Retail – 3.7%
Abercrombie & Fitch Co. Class A (a)		19,989	351,407
American Eagle Outfitters, Inc.		48,420	550,051
Boot Barn Holdings, Inc. (a)		8,905	505,804
Burlington Stores, Inc. (a)		16,740	2,393,150
Caleres, Inc.		8,324	227,495
Chico's FAS, Inc. (a)		26,584	156,314
Designer Brands, Inc. Class A		23,953	364,804
Foot Locker, Inc.		25,946	822,488
Genesco, Inc. (a)		5,705	268,363
Guess?, Inc.		16,372	277,996
Ross Stores, Inc.		86,004	8,229,723
Shoe Carnival, Inc.		9,316	223,398
The Buckle, Inc.		11,530	453,475
The Children's Place, Inc. (a)		6,260	253,405
The Gap, Inc.		61,386	691,820
The TJX Cos., Inc.		287,090	20,699,189
Urban Outfitters, Inc. (a)		22,008	525,111
Victoria's Secret & Co. (a)		23,845	896,572
Zumiez, Inc. (a)		8,853	198,573
			38,089,138
Automotive Retail – 4.0%
Advance Auto Parts, Inc.		15,311	2,907,865
America's Car-Mart, Inc. (a)		2,813	192,297
Arko Corp.		9,420	96,555
Asbury Automotive Group, Inc. (a)		6,054	955,018
AutoNation, Inc. (a)		10,783	1,146,341
AutoZone, Inc. (a)		4,998	12,659,334
Camping World Holdings, Inc. Class A		15,187	422,654
CarMax, Inc. (a)		40,013	2,521,219
Carvana Co. (a)		20,977	283,819
EVgo, Inc. (a)		13,255	98,219
Group 1 Automotive, Inc.		4,667	807,391
Lithia Motors, Inc.		7,524	1,490,881
Monro, Inc.		11,059	528,067
Murphy USA, Inc.		6,206	1,951,849
O'Reilly Automotive, Inc. (a)		16,229	13,586,432
Penske Automotive Group, Inc.		8,631	963,392
Sonic Automotive, Inc. Class A		8,100	378,675
TravelCenters of America, Inc. (a)		2,801	178,088
Volta, Inc. (a)		17,260	19,159
			41,187,255

		Shares	Value

Computer & Electronics Retail – 0.5%
Best Buy Co., Inc.		53,424	$ 3,654,736
GameStop Corp. Class A (a)		65,184	1,845,359
Rent-A-Center, Inc.		18,534	386,434
			5,886,529
Home Improvement Retail – 10.4%
Floor & Decor Holdings, Inc. Class A (a)		25,095	1,841,220
GrowGeneration Corp. (a)		8,440	30,131
Lowe's Cos., Inc.		160,734	31,335,093
Lumber Liquidators Holdings, Inc. (a)		4,283	35,634
The Home Depot, Inc.		249,020	73,742,293
			106,984,371
Homefurnishing Retail – 0.4%
Bed Bath & Beyond, Inc. (a)		39,481	180,428
Haverty Furniture Cos., Inc.		8,539	226,967
RH (a)		4,651	1,181,028
Sleep Number Corp. (a)		8,413	233,377
The Aaron's Co., Inc.		11,339	118,152
Williams-Sonoma, Inc.		18,536	2,295,313
			4,235,265
Specialty Stores – 2.3%
Academy Sports & Outdoors, Inc.		19,125	842,074
Bath & Body Works, Inc.		64,737	2,160,921
Dick's Sporting Goods, Inc.		16,703	1,900,133
Five Below, Inc. (a)		14,445	2,114,026
Hibbett, Inc.		5,870	366,405
Leslie's, Inc. (a)		35,747	501,888
MarineMax, Inc. (a)		8,641	279,191
National Vision Holdings, Inc. (a)		24,857	920,703
Party City Holdco, Inc. (a)		19,423	32,825
Petco Health & Wellness Co., Inc. (a)		20,334	214,117
Sally Beauty Holdings, Inc. (a)		35,866	455,857
Signet Jewelers Ltd.		14,912	972,859
Sportsman's Warehouse Holdings, Inc. (a)		8,202	73,654
The Container Store Group, Inc. (a)		5,088	27,628
The ODP Corp. (a)		14,068	556,671
Tractor Supply Co.		27,691	6,085,651
Ulta Beauty, Inc. (a)		13,304	5,579,298
Warby Parker, Inc. Class A (a)		14,293	229,403
Winmark Corp.		1,461	367,646
			23,680,950
TOTAL SPECIALTY RETAIL	220,063,508
TEXTILES, APPAREL & LUXURY GOODS – 5.6%
Apparel, Accessories & Luxury Goods – 2.2%
Capri Holdings Ltd. (a)		38,199	1,744,930
Carter's, Inc.		11,605	787,631
Columbia Sportswear Co.		10,363	772,044
G-III Apparel Group Ltd. (a)		16,318	318,201

Quarterly Report	5

Common Stocks – continued
		Shares	Value
TEXTILES, APPAREL & LUXURY GOODS – continued
Apparel, Accessories & Luxury Goods – continued
Hanesbrands, Inc.		95,824	$ 653,520
Kontoor Brands, Inc.		15,959	569,736
Levi Strauss & Co. Class A		28,257	422,725
Lululemon Athletica, Inc. (a)		28,643	9,424,693
Movado Group, Inc.		3,178	105,096
Oxford Industries, Inc.		5,446	554,022
PLBY Group, Inc. (a)		2,978	10,780
PVH Corp.		18,607	954,911
Ralph Lauren Corp.		12,412	1,150,468
Tapestry, Inc.		67,424	2,135,992
Under Armour, Inc. Class A (a)		59,148	440,653
Under Armour, Inc. Class C (a)		66,955	439,225
VF Corp.		81,803	2,310,935
			22,795,562
Footwear – 3.4%
Allbirds, Inc. Class A (a)		17,187	59,123
Crocs, Inc. (a)		17,288	1,223,126
Deckers Outdoor Corp. (a)		7,054	2,468,406
NIKE, Inc. Class B		305,951	28,355,539
Skechers U.S.A., Inc. Class A (a)		35,812	1,233,007
Steven Madden Ltd.		22,351	667,624
Wolverine World Wide, Inc.		26,542	454,665
			34,461,490
TOTAL TEXTILES, APPAREL & LUXURY GOODS	57,257,052
TOTAL COMMON STOCKS (Cost $1,153,251,633)			1,028,664,734
Money Market Fund – 0.1%
		Shares	Value
State Street Institutional Treasury Plus Money Market Fund, Trust Class, 3.64% (b) (Cost $1,670,000)		1,670,000	$ 1,670,000
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $1,154,921,633)	1,030,334,734
NET OTHER ASSETS (LIABILITIES) (c) – 0.1%	564,317
NET ASSETS – 100.0%	$1,030,899,051

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
(c)	Includes $154,000 of cash collateral to cover margin requirements for futures contracts.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	2	December 2022	$ 185,300	$ 84	$ 84
CME E-mini S&P Consumer Discretionary Select Sector Index Contracts (United States)	13	December 2022	1,898,650	(172,582)	(172,582)
Total Equity Index Contracts					$(172,498)
The notional amount of futures purchased as a percentage of Net Assets is 0.2%
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund’s investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or
6	Quarterly Report

Schedule of Investments (Unaudited)–continued
investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund’s fair valuation practices and maintains the fair valuation policies and procedures. The Fund’s investment adviser reports to the Board information regarding the fair valuation process and related material matters.
The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available)
Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.
Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.
The Fund's use of derivatives increased or decreased its exposure to the following risk(s):
Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.
The Fund used futures contracts to manage its exposure to the stock market.
Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
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The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
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8	Quarterly Report

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